Schedule of Investments - Virtus KAR Mid-Cap ETF

October 31, 2025 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 93.3%

Consumer Discretionary - 10.7%
Domino’s Pizza, Inc.	3,386	$1,349,186
Pool Corp.	3,570	953,404
Ross Stores, Inc.	6,484	1,030,437
Total Consumer Discretionary		3,333,027

Financials - 13.0%
Brown & Brown, Inc.	7,706	614,477
FactSet Research Systems, Inc.	1,734	462,631
Houlihan Lokey, Inc.	4,067	728,318
LPL Financial Holdings, Inc.	2,862	1,079,861
MSCI, Inc.	1,932	1,137,079
Total Financials		4,022,366

Health Care - 10.0%
Align Technology, Inc.*	6,479	893,324
Cooper Cos., Inc. (The)*	13,056	912,745
West Pharmaceutical Services, Inc.	4,581	1,292,163
Total Health Care		3,098,232

Industrials - 45.9%
Allegion PLC	3,553	588,981
AMETEK, Inc.	10,608	2,143,983
Broadridge Financial Solutions, Inc.	4,182	921,713
EMCOR Group, Inc.	1,463	988,666
Equifax, Inc.	3,346	706,340
HEICO Corp. Class A	5,066	1,255,000
Lennox International, Inc.	2,091	1,055,955
Nordson Corp.	2,988	693,067
Old Dominion Freight Line, Inc.	7,768	1,090,782
Pentair PLC	11,322	1,204,095
Rollins, Inc.	22,236	1,281,016
Verisk Analytics, Inc.	5,133	1,122,895
Westinghouse Air Brake Technologies Corp.	5,916	1,209,467
Total Industrials		14,261,960

Information Technology - 13.7%
Bentley Systems, Inc. Class B	16,563	841,898
Monolithic Power Systems, Inc.	1,936	1,945,680
Teledyne Technologies, Inc.*	2,805	1,477,730
Total Information Technology		4,265,308

TOTAL INVESTMENTS - 93.3%
(Cost $29,910,636)		28,980,893
Other Assets in Excess of Liabilities - 6.7%		2,092,046
Net Assets - 100.0%		$31,072,939

*	Non-income producing security.

Schedule of Investments -Virtus KAR Mid-Cap ETF (continued)

October 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$28,980,893	$—	$—	$28,980,893
Total	$28,980,893	$—	$—	$28,980,893